Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023
Schedule of Convertible Promissory Notes [Abstract]
Convertible Promissory Notes Beginning	$ 263	$ 50	$ 50
Convertible Promissory Notes Ending			1,142
Issuance of additional Convertible Promissory Notes	300		1,035
Accrued interest	54		$ 57
Conversion of Promissory Notes	$ (1,496)